Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Profit before income tax	¥ 6,045	¥ 4,373	¥ 3,632
Adjustments for:
Depreciation and amortization	1,004	1,160	1,001
Impairment provision for investment in an associate (Note 17)	23
Loss allowance for expected credit losses (Note 20)	17	47	9
Non-cash employee benefits expense – share based payments (Note 8)	649	665	647
Fair value gains on investments (Note 7)		(26)	(105)
Fair value gains of financial liability		(17)
Net losses/(gains) in relation to equity investments (Note 7)	(12)	(1)	10
Dividend income (Note 7)	(15)	(14)	(27)
Gains of step-up acquisition arising from business combination (Note 7)	(4)	(141)	(8)
Share of loss/(profit) of associates and joint ventures (Note 17)	(127)	(38)	47
Interest income (Note 6)	(1,052)	(711)	(530)
Interest expense	124	115	120
Net exchange differences	17	(7)	1
(Increase)/decrease in accounts receivable	(204)	906	(769)
(Increase)/decrease in inventories	7	10	(6)
Decrease/(increase) in other operating assets	85	(17)	408
Decrease in accounts payable	52	663	631
Increase in other operating liabilities	846	659	309
Cash generated from operations	¥ 7,455	¥ 7,627	¥ 5,370